Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2022
Company Financial Information
Schedule of statement of financial position

	At December 31,	At December 31,
	2022	2021
	€’m	€’m
Non-current assets
Investments in subsidiary undertakings	3,401	3,401
	3,401	3,401

Current assets
Amounts receivable from subsidiary undertakings	-	11
Other receivables and prepayments	-	2
	-	13
Total assets	3,401	3,414

Equity attributable to owners of the parent
Issued capital	256	6
Share premium	5,097	5,100
Legal reserve	1	-
Other reserves	(1,832)	(1,832)
Retained earnings	(221)	(148)
Total equity	3,301	3,126
Non-current liabilities
Amounts payable to related parties (iv)	71	258
Other liabilities (v)	7	30
	78	288

Current liabilities
Amounts payable to subsidiary undertakings	22	-
	22	-
Total liabilities	100	288
Total equity and liabilities	3,401	3,414

Schedule of statement of comprehensive income

	Year ended December 31,	Year ended December 31,
	2022	2021
	€’m	€’m
Dividend income	-	46
Other external charges	(3)	(1)
Finance income	1	1
(Loss)/profit before exceptional items	(2)	46
Exceptional operating costs (vi)	(2)	(183)
Exceptional finance income/(costs) (vi)	210	(11)
Profit/(loss) before tax	206	(148)
Income tax	—	—
Profit/(loss) and total comprehensive income for the year	206	(148)

Schedule of statement of cash flows

	Year ended December 31,	Year ended December 31,
	2022	2021
	€’m	€’m
Cash flows from operating activities
Cash used in operations	(4)	(12)
Net cash used in operating activities	(4)	(12)
Cash flows from investing activities
Contribution to subsidiary undertaking	-	(585)
Net cash used in investing activities	-	(585)
Cash flows from financing activities
Proceeds from borrowings	35	-
Repayment of borrowings	-	(11)
Proceeds from share issuance (vii)	247	561
Treasury shares purchased (viii)	(34)	-
Dividends (paid)/received (ix)	(244)	46
Net cash inflow from financing activities	4	596
Net decrease in cash and cash equivalents	-	(1)
Cash and cash equivalents at the beginning of the year	-	—
Exchange gains on cash and cash equivalents	-	1
Cash and cash equivalents at end of year	—	—

Schedule of parent only financial information

	Year ended December 31,
	2022	2021
	€’m	€’m
IFRS profit/(loss) reconciliation:
Parent only-IFRS equity	206	(148)
Additional gain/(loss) if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	18	(29)
Consolidated IFRS profit/(loss) for the year	224	(177)

	Year ended December 31,
	2022	2021
	€’m	€’m
IFRS equity reconciliation:
Parent only-IFRS equity	3,301	3,126
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(2,874)	(2,873)
Consolidated-IFRS equity	427	253

	At December 31,
	2022	2021
	$'m	$'m
IFRS profit/(loss) reconciliation:
Parent only-IFRS equity	218	(176)
Additional gain/(loss) if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	19	(34)
Consolidated IFRS profit/(loss) for the year	237	(210)

	At December 31,
	2022	2021
	$'m	$'m
IFRS equity reconciliation:
Parent only-IFRS equity	3,521	3,541
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(3,066)	(3,255)
Consolidated-IFRS equity	455	286